================================================================================

                             LEVCO EQUITY VALUE FUND
                             -----------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2000
                                   (UNAUDITED)

   INVESTMENT ADVISER                                         DISTRIBUTOR
   ------------------                                         -----------
JOHN A. LEVIN & CO., INC.                                LEVCO SECURITIES, INC.
  One Rockefeller Plaza                                   One Rockefeller Plaza
New York, New York 10020                                New York, New York 10020
     1.888.300.9887                                          1.888.300.9887

================================================================================

LETTER TO SHAREHOLDERS                          AUGUST 18, 2000


The first half of 2000 saw a shift in the equity markets, as technology stocks finally yielded their leadership role. The results have been negative returns for the major equity indices and greater volatility. In this environment, we were able to produce strong performance, as our fundamental, value-oriented approach proved successful. For the six months ended June 30, 2000, the Fund returned 9.45%, while the S&P 500 Index declined 0.43% and the Russell 1000 Value Index fell 4.23%.

In our opinion, our performance primarily reflects good stock selection, the proper weighting of our highest conviction ideas and avoidance of costly mistakes. In addition, we were well served by our strategy of constructing well-diversified portfolios and paring back positions that have appreciated significantly.

We continue to remain focused on our philosophy of value investing, searching for new ideas primarily among stocks that are out of favor or that have suffered temporary setbacks. The current market has provided many investment ideas that pass our initial screen - being substantially off a recent high or near a 52-week low and offering value. As always, the challenging portion is to identify specific catalysts that will lead the market to recognize the value.

We believe that we will be able to identify companies that can continue to achieve revenue growth, improve productivity, introduce new products and/or develop new markets for their goods and services - in other words, companies with the types of catalysts for increased valuations that we traditionally seek. By adding individual investments with these characteristics to the Fund, we believe we can continue to achieve strong results in a volatile market environment.

As always, we welcome your comments and thank you for your continued support.

                                   Sincerely,


                 John A. Levin                    Daniel M. Theriault
                 Co-Chairman                      Senior Portfolio Manager
                 and President

                             LEVCO EQUITY VALUE FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2000
                                   (Unaudited)


ASSETS
     Investments in securities:
         At acquisition cost                                       $ 25,138,698
                                                                   ============
At value (Note 1)                                                  $ 29,036,441
    Dividends receivable                                                 23,636
    Interest receivable                                                   8,600
    Investment securities sold                                           28,546
    Receivable for capital shares sold                                  484,886
    Organization expenses, net (Note 1)                                  53,855
                                                                   ------------
         TOTAL ASSETS                                                29,635,964
                                                                   ------------

LIABILITIES
    Due to Adviser (Note 3)                                              77,150
    Investment securities purchased                                     102,084
    Accrued expenses                                                     44,066
                                                                   ------------
         TOTAL LIABILITIES                                              223,300
                                                                   ------------

NET ASSETS                                                         $ 29,412,664
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 24,866,642
Accumulated net realized gains from security transactions               648,279
Net unrealized appreciation on investments                            3,897,743
                                                                   ------------
    Net assets                                                     $ 29,412,664
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
    of shares authorized, $0.001 par value)                           2,314,610
                                                                   ============

Net asset value, offering price and redemption price per
    share (Note 1)                                                 $      12.71
                                                                   ============

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2000
                                   (Unaudited)


INVESTMENT INCOME
    Dividends                                                      $    184,638
    Interest                                                             57,662
                                                                   ------------
         TOTAL INVESTMENT INCOME                                        242,300
                                                                   ------------

EXPENSES
    Investment advisory fees (Note 3)                                   116,132
    Trustees' fees and expenses (Note 3)                                 15,000
    Accounting services fees                                             14,500
    Amortization of organization expenses (Note 1)                       12,925
    Insurance expense                                                    11,100
    Professional fees                                                     8,149
    Transfer agent fees                                                   6,000
    Custodian fees                                                        3,319
    Registration fees                                                       627
    Pricing costs                                                           590
    Shareholder reporting costs                                             350
    Other expenses                                                          578
                                                                   ------------
         TOTAL EXPENSES                                                 189,270
    Fees waived by the Adviser (Note 3)                                 (38,982)
                                                                   ------------
         NET EXPENSES                                                   150,288
                                                                   ------------

NET INVESTMENT INCOME                                                    92,012
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net realized gains from security transactions                       648,618
    Net change in unrealized appreciation/depreciation
      on investments                                                  1,775,080
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      2,423,698
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  2,515,710
                                                                   ============

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                        For the Six Months
                                                              Ended          For the Year
                                                             June 30,            Ended
                                                               2000          December 31,
                                                           (Unaudited)           1999
                                                           ------------      ------------
FROM OPERATIONS:
    Net investment income                                  $     92,012      $    145,618
    Net realized gains from security transactions               648,618         2,240,877
    Net change in unrealized appreciation/depreciation
         on investments                                       1,775,080           496,676
                                                           ------------      ------------
    Net increase in net assets from operations                2,515,710         2,883,171
                                                           ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                  (92,623)         (145,134)
    From net realized gains                                        --          (2,238,080)
    In excess of net realized gains                                --                (339)
                                                           ------------      ------------
Decrease in net assets from distributions to shareholders       (92,623)       (2,383,553)
                                                           ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                 3,144,488         5,314,786
    Net asset value of shares issued in reinvestment
         of distributions to shareholders                        92,623         2,383,553
    Payments for shares redeemed                               (336,023)         (458,245)
                                                           ------------      ------------
Net increase in net assets from capital share transactions    2,901,089         7,240,094
                                                           ------------      ------------

TOTAL INCREASE IN NET ASSETS                                  5,324,176         7,739,712

NET ASSETS:
    Beginning of period                                      24,088,488        16,348,776
                                                           ------------      ------------
    End of period                                          $ 29,412,664      $ 24,088,488
                                                           ============      ============

UNDISTRIBUTED NET INVESTMENT INCOME                        $       --        $        611
                                                           ============      ============

CAPITAL SHARE ACTIVITY:
         Sold                                                   267,417           436,034
         Reinvested                                               7,350           205,007
         Redeemed                                               (27,252)          (36,660)
                                                           ------------      ------------
         Net increase in shares outstanding                     247,514           604,381
         Shares outstanding, beginning of period              2,067,095         1,462,714
                                                           ------------      ------------
         Shares outstanding, end of period                    2,314,610         2,067,095
                                                           ============      ============

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                        For the Six Months
                                               Ended        For the Year     For the Year    For the Period
                                             June 30,           Ended            Ended            Ended
                                               2000         December 31,     December 31,     December 31,
                                           (Unaudited)          1999             1998            1997(a)
                                           ------------     ------------     ------------     ------------
Net asset value at beginning of period     $      11.65     $      11.18     $      10.01     $      10.00
                                           ------------     ------------     ------------     ------------

Income from investment operations:
    Net investment income                          0.04             0.08             0.09             0.07
    Net realized and unrealized gains
         on investments                            1.06             1.67             1.50             0.01
                                           ------------     ------------     ------------     ------------
Total from investment operations                   1.10             1.75             1.59             0.08
                                           ------------     ------------     ------------     ------------

Less distributions:
    Dividends from net investment income          (0.04)           (0.08)           (0.09)           (0.07)
    Distributions from net realized gains          --              (1.20)           (0.33)            --
                                           ------------     ------------     ------------     ------------
Total distributions                               (0.04)           (1.28)           (0.42)           (0.07)
                                           ------------     ------------     ------------     ------------
Net asset value at end of period           $      12.71     $      11.65     $      11.18     $      10.01
                                           ============     ============     ============     ============

Total return                                       9.45%(b)        15.73%           15.98%            0.80%(b)
                                           ============     ============     ============     ============

Net assets at end of period (000's)        $     29,414     $     24,088     $     16,349     $     13,669
                                           ============     ============     ============     ============

Ratio of net expenses to average net
  assets (c)                                       1.10%(d)         1.10%            1.10%            1.10%(d)

Ratio of net investment income to average
  net assets                                       0.67%(d)         0.70%            0.89%            1.73%(d)

Portfolio turnover rate                              57%(d)           62%              89%              36%(b)

(a) Represents the period from August 4, 1997 (commencement of operations) through December 31, 1997.

(b)  Not annualized.

(c) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ration of expenses to average net assets would have been 1.38%
     (d),  1.71%,  2.04% and  2.47%(d)  for the  periods  ended  June 30,  2000,
     December 31, 1999, 1998 and 1997, respectively (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2000
                                   (Unaudited)

 Shares                                                                Value
 ------                                                                -----
           COMMON STOCKS - 95.5%
           AEROSPACE & DEFENSE - 4.0%
   8,900     Honeywell International                                $    299,819
   9,700     Rockwell International Corp.                                305,550
   9,943     United Technologies Corp.                                   585,394
                                                                    ------------
                                                                       1,190,763
                                                                    ------------

           AUTOMOBILE PARTS - 3.0%
  10,600     Ford Motor Co.                                              455,800
   5,000     General Motors - Class H                                    438,750
                                                                    ------------
                                                                         894,550
                                                                    ------------

           BANKING/FINANCE - 11.1%
  15,200     ACE, Ltd - Bermuda                                          425,600
  25,300     AON Corporation                                             785,881
  13,600     Bank of New York Co., Inc.                                  632,400
  15,400     Fleet Boston Financial Corp.                                523,600
  20,900     John Hancock Financial                                      495,069
   6,000     Northern Trust Corp.                                        390,375
                                                                    ------------
                                                                       3,252,925
                                                                    ------------

           CHEMICALS - 1.5%
  10,400     Dupont De Nemours & Co                                      455,000
                                                                    ------------

           COMPUTERS/COMPUTER TECHNOLOGY SERVICES - 6.1%
  27,300     Compaq Computer Corp.                                       697,856
   2,800     Hewlett-Packard Co.                                         349,650
   2,200     International Business Machines Corp.                       241,038
   9,200     Seagate Technology, Inc. (a)                                506,000
                                                                    ------------
                                                                       1,794,544
                                                                    ------------

 Shares                                                                Value
 ------                                                                -----
           ELECTRONICS/ELECTRICAL COMPONENTS - 6.5%
       1     Agilent Technologies Inc.                              $         68
   6,300     Emerson Electric Co                                         380,363
  18,384     Koninklijke (Royal) Philips Electronics N.V.                873,240
   9,400     Texas Instruments Inc.                                      645,663
                                                                    ------------
                                                                       1,899,333
                                                                    ------------

           ENERGY & UTILITIES - 9.0%
  10,400     DTE Energy Company                                          317,850
  12,548     KeySpan Corp.                                               385,851
   8,200     Schlumberger Ltd.                                           611,925
  31,700     Williams Companies, Inc.                                  1,321,494
                                                                    ------------
                                                                       2,637,120
                                                                    ------------

           FOOD/BEVERAGES - 5.4%
   8,200     Anheuser-Busch Companies, Inc.                              612,438
   6,600     Coca-Cola Co.                                               379,088
  11,300     Nabisco Holdings Corp. - Class A                            593,250
                                                                    ------------
                                                                       1,584,775
                                                                    ------------

           HOUSEHOLD PRODUCTS - 5.5%
   8,800     Black & Decker Corp.                                        345,950
  14,700     General Electric Co.                                        779,100
  14,000     Gillette Co.                                                489,125
                                                                    ------------
                                                                       1,614,175
                                                                    ------------

           INSURANCE - 5.0%
   5,900     Aetna Inc.                                                  378,706
  10,000     Metlife Inc.                                                210,625
   6,000     Tokio Marine & Fire Insurance Co. Ltd. - ADR                357,000
   9,700     XL Capital Ltd. - Class A                                   525,013
                                                                    ------------
                                                                       1,471,344
                                                                    ------------

 Shares                                                                Value
 ------                                                                -----
           MEDIA - 13.8%
  14,700     Fox Entertainment Group, Inc. - Class A (a)            $    446,513
  30,900     News Corporation Ltd. ADR                                 1,467,750
   3,500     Pegasus Com CL A                                            171,719
  24,600     Tribune Co.                                                 861,000
  10,900     Viacom Inc. - Class B (a)                                   743,244
   9,200     The Walt Disney Co.                                         357,075
                                                                    ------------
                                                                       4,047,300
                                                                    ------------

           MEDICAL SUPPLIES - 2.9%
   4,200     Johnson & Johnson                                           427,875
   8,700     Tyco International Ltd.                                     412,163
                                                                    ------------
                                                                         840,038
                                                                    ------------

           OFFICE EQUIPMENT - 0.8%
  11,900     Xerox Corp.                                                 246,925
                                                                    ------------

           OIL & GAS DRILLING - 2.6%
  17,600     Conoco Inc. - Class A                                       387,200
  11,800     Unocal Corp.                                                390,875
                                                                    ------------
                                                                         778,075
                                                                    ------------

           PHARMACEUTICALS - 5.3%
  10,500     American Home Products Corp.                                616,875
   2,800     Lilly & Co                                                  279,650
  12,600     Pharmacia Corporation                                       651,263
                                                                    ------------
                                                                       1,547,788
                                                                    ------------

           RETAIL - 2.7%
  13,300     Federated Department Stores, Inc. (a)                       448,875
   5,700     Target Corp.                                                330,600
                                                                    ------------
                                                                         779,475
                                                                    ------------

 Shares                                                                Value
 ------                                                                -----
           SOFTWARE & PROCESSING - 2.7%
   3,000     Automatic Data Processing                              $    160,688
  12,700     First Data Corp.                                            630,238
                                                                    ------------
                                                                         790,925
                                                                    ------------

           UTILITIES - TELEPHONE - 6.4%
  14,600     Bell Atlantic Corp.                                         741,863
  20,500     BellSouth Corp.                                             873,813
   4,000     Grupo Televisa S.A. - ADR                                   275,750
                                                                    ------------
                                                                       1,891,425
                                                                    ------------

           TRAVEL SERVICES - 1.2%
  12,400     Sabre Holdings Corp                                         353,400
                                                                    ------------

           TOTAL COMMON STOCKS (COST $24,104,512)                   $ 28,069,878
                                                                    ------------

           PREFERRED STOCKS - 0.2%
   2,600     Owens-Illinois, Inc. (Cost $125,473)                   $     57,850
                                                                    ------------

           MONEY MARKET FUNDS - 3.1%
 908,713     United Missouri Bank Money Market Fiduciary
               (Cost $908,713)                                      $    908,713
                                                                    ------------

           TOTAL INVESTMENTS AT VALUE - 98.72% (COST $25,138,698)   $ 29,036,441

           OTHER ASSETS IN EXCESS OF LIABILITIES - (1.28)%               376,223
                                                                    ------------

           NET ASSETS - 100.0%                                      $ 29,412,664
                                                                    ============

(a)  Non-income producing security.
ADR  - American Depository Receipt.

See accompanying notes to financial statements.

                             LEVCO EQUITY VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2000
                                   (Unaudited)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The LEVCO Equity Value Fund (the Fund) is a no-load, diversified series of the LEVCO Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Delaware business trust on January 2, 1997. The Fund commenced operations on August 4, 1997.

The Fund's investment objective is long-term growth of capital through an emphasis on the preservation of capital and an attempt to control volatility as measured against the Standard & Poor's Composite 500 Stock Index. The Fund pursues this objective by investing its assets primarily in common stocks and other securities having equity characteristics.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Payment of all dividends and capital gains distributions is made in shares. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Organization expenses -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                             LEVCO EQUITY VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2000
                                   (Unaudited)


Federal income taxes -- The Fund has complied with the special provisions of the
Internal  Revenue  Code  available  to  regulated   investment   companies  and,
therefore, no federal income tax provision is required.

The following information is based upon the federal income tax cost of portfolio investments of $25,166,307 as of June 30, 2000:

     Gross unrealized appreciation ......................  $  5,305,201
     Gross unrealized depreciation ......................    (1,435,067)
                                                           ------------
     Net unrealized appreciation ........................  $  3,870,134
                                                           ============

The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 2000,  cost of purchases  and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $9,904,669 and $8,207,896, respectively.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by John A. Levin & Co., Inc. (the Adviser) under the terms of an Investment Advisory Agreement. The Adviser also provides certain administrative services required by the Trust and the Fund. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.85% of its average daily net assets.

The Adviser currently intends to limit the total operating expenses of the Fund to 1.10% of its average daily net assets. Accordingly, the Adviser voluntarily waived $38,982 of its investment advisory fees for the six months ended June 30, 2000. Certain trustees and officers of the Trust are also officers of the Adviser and Distributor.

TRUSTEES COMPENSATION
No compensation is paid by the Fund to officers and trustees of the Fund who are affiliated with the Adviser and/or LEVCO Securities, Inc., the Distributor of the Fund's shares. The Fund pays each unaffiliated trustee an annual retainer of $7,500.